SELLING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
SELLING EXPENSES
Schedule of selling expenses

in € thousand	2024	2023	2022
Personnel expenses	(8,720)	(8,295)	(8,017)
Legal and consulting fees	(528)	(834)	(873)
Sales Commission	(1,309)	(241)	(475)
Distribution related external administration	(747)	(1,537)	(582)
Advertisement	(678)	(649)	(428)
Other expenses	(913)	(1,021)	(995)
Total selling expenses	(12,895)	(12,577)	(11,369)